Note 4 - Other Assets (Details) - USD ($)	1 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2014	Mar. 31, 2011	Sep. 30, 2015	Dec. 31, 2014
Note 4 - Other Assets (Details) [Line Items]
Escrow Deposit		$ 200,000
Escrow Deposit Disbursements		$ 40,000
Escrow Deposit Returned	$ 110,000			$ 110,000
Other Assets [Member]
Note 4 - Other Assets (Details) [Line Items]
Escrow Deposit Returned			$ 90,000